CONDENSED CONSOLIDATED INTERIM STATEMENTS OF OPERATIONS - USD ($)		3 Months Ended
		Feb. 28, 2026	Feb. 28, 2025
Operating expenses
Bank charges		$ 2,520	$ 311
Business development		80,450
Amortization expense		941
Depreciation expense		1,483
Exploration expense		227,501	7,305
Office and administrative		404,676	30,730
Professional fees		458,920	502,913
Rent expense		72,742	26,460
Investor relations		89,821
Salaries and wages		57,941
Licensing fee expense		13,646
Travel and entertainment		51,462	98,846
Total operating expenses		(1,462,103)	(666,565)
Other income (expense)
Loss on foreign currency transactions		(9,779)	(430)
Total other expense		(9,779)	(430)
Net loss		(1,471,882)	(666,995)
Preferred stock dividends		(32,548)
Net loss attributable to common stockholders, basic		$ (1,504,430)	$ (666,995)
Weighted average number of shares outstanding, common stock - Basic (in shares)	[1]	19,364,134	16,755,118
Weighted average number of shares outstanding, common stock - Diluted (in shares)	[1]	19,364,134	16,755,118
Loss per share, common stock - Basic (in dollars per share)	[1]	$ (0.08)	$ (0.04)
Loss per share, common stock - Diluted (in dollars per share)	[1]	$ (0.08)	$ (0.04)

[1]	The shares of the Company’s common stock, prior to the de-SPAC (as defined in Note 1) have been retroactively restated to reflect the exchange ratio of approximately 5.8349:1 established in the de-SPAC, as described in Note 4.